Right of use assets and related lease liabilities - Future minimum lease payments (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 655,402
Discounting effect	(131,813)
Prepaid interest expense	(780)
Lease liabilities	522,809
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	82,984
1 - 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	271,610
5+ years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 300,808